Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other deferred tax assets not recognised	£ 25	£ 12
Deferred income tax assets	59	60
Assets and liabilities classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	98
Expenses related to asset held for sale		8
UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	28	31
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	20	28
All other countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	100	90
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 41	£ 43
Top of range [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years
Bottom of range [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	20 years